INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED TAX ASSET

The Company has a deferred tax asset as shown in the following:

	Year Ending December 31, 2023	Year Ending December 31, 2022
Deferred Tax Asset	11,228,173	2,015,756
Valuation Allowance	(11,228,173)	(2,015,756)
Net Deferred Tax Asset	$—	$—